INCOME TAXES (Details 2) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Deferred Taxes By Report [Line Items]
Deferred tax assets (liabilities) - net	$ 4,490	$ 794
Prepaid Expenses And Other Current Assets [Member]
Deferred Taxes By Report [Line Items]
Deferred tax assets (liabilities) - net	0	735
Other Current Liabilities [Member]
Deferred Taxes By Report [Line Items]
Deferred tax assets (liabilities) - net	0	31
Other Assets Deferred Taxes And Deferred Charges [Member]
Deferred Taxes By Report [Line Items]
Deferred tax assets (liabilities) - net	725	250
Deferred income taxes [Member]
Deferred Taxes By Report [Line Items]
Deferred tax assets (liabilities) - net	$ 5,215	$ 1,748